UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                       Washington, D.C. 20549

                                            Form 13F

                                        Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2002


Check here if Amendment [ ];        Amendment Number:
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:             Schwartz Investment Counsel, Inc.
                 ---------------------------------------------------------
Address:          3707 W. Maple Rd.
                 ---------------------------------------------------------
                  Bloomfield Hills, MI 48301
                 ---------------------------------------------------------

                 ---------------------------------------------------------

Form 13F File Number:  28-5434
                          ------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      George P. Schwartz
           ----------------------------------------------------------------
Title:     President
           ----------------------------------------------------------------
Phone:     248-644-8500
           ----------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ George P. Schwartz                    Bloomfield Hills, MI       2-10-03
----------------------------------------  ---------------------      -------
 [Signature]                                      [City, State]      [Date]





Report type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[  ]   13F COMBINATION REPORT.   (Check here if a portion of the holdings for
       this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                     Name

28-
     -----------------------------      --------------------------------------
      [Repeat as necessary.]

                                         Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
                                            -------------------------

Form 13F Information Table Entry Total:     107
                                            -------------------------

Form 13F Information Table Value Total:     $147,747
                                            -------------------------
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all Institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE




                               Form 13F INFORMATIONAL TABLE
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

    Item 1:                 Item 2:  Item 3:  Item 4:     Item 5:       Item 6: Item 7:    Item 8:
-----------------------     ------   ------  -------  ---------------  -------- ------ ------------------
                            TITLE             VALUE   Shrs    Sh/ Put/  Invest  Other  Voting Authority
NAME OF ISSUER             OF CLASS  CUSIP  (X$1000) or Prn  PRN Call   Disc    MGRS   Sole   Shared  None
---------------------       ------   ------  -------  ------ --- ----  -------- ------ ----- ------  -----
Allen Telecom Inc. 3.87 Pfd   pfrd 018091207  370       5000  SH        SOLE           5000
3M Company                     com 604059105  925       7500  SH        SOLE           7500
Alltel Corporation             com 020039103  893      17500  SH        SOLE           17500
American International Group   com 026874107 1134      19599  SH        SOLE           19599
American Physicians
 Capital, Inc.                 com 028884104  517      27500  SH        SOLE           27500
Anadarko Petroleum Corporation com 032511107  833      17400  SH        SOLE           17400
AptarGroup, Inc.               com 038336103  806      25800  SH        SOLE           25800
Automatic Data Processing,Inc. com 053015103 2097      53440  SH        SOLE           53440
BB&T Corporation               com 066821109 1295      35000  SH        SOLE           35000
Beckman Coulter, Inc.          com 075811109 1107      37500  SH        SOLE           37500
Bell South Corp.               com 079860102  272      10500  SH        SOLE           10500
Berkshire Hathaway CLB         com 084670207 1061        438  SH        SOLE           438
Boston Scientific Corporation  com 101137107 1276      30000  SH        SOLE           30000
Briggs & Stratton Corp.        com 109043109  335       7900  SH        SOLE           7900
Brookstone Inc.                com 114537103 7824     545200  SH        SOLE           545200
Brunswick Corporation          com 117043109 1503      75700  SH        SOLE           75700
Cable Design Technologies
  Corporation                  com 126924109 1888     320000  SH        SOLE           320000
Century Telephone Enterprises  com 156700106  735      25000  SH        SOLE           25000
Champion Enterprises, Inc.     com 158496109 5087    1785000  SH        SOLE           1785000
Charles Schwab Corp.           com 808513105  110      10125  SH        SOLE           0      10125
Coach Inc.                     com 189754104 3111      94500  SH        SOLE           94500
Comerica Inc.                  com 200340107 1293      29900  SH        SOLE           29900
Concord EFS, Inc.              com 206189102 1342      85240  SH        SOLE           85240
Convergys Corporation          com 212485106  414      27300  SH        SOLE           27300
Countrywide Financial
  Corporation                  com 222372104  904      17500  SH        SOLE           17500
Courier Corporation            com 222660102 1834      40000  SH        SOLE           40000
Craftmade International,Inc.   com 22413E104  508      33000  SH        SOLE           33000
Crown Pacific Partners L.P.    com 228439105 1180     659000  SH        SOLE           659000
DeVRY Inc.                     com 251893103 1648      99200  SH        SOLE           99200
Diamond Offshore Drilling, Inc.com 25271C102  459      21000  SH        SOLE           21000
Dollar Tree Stores, Inc.       com 256747106  983      40000  SH        SOLE           40000
Dover Corporation              com 260003108 2569      88100  SH        SOLE           88100
Dwyer Group, Inc.              com 267455103  280      73200  SH        SOLE           73200
Eclipsys Corporation           com 278058102  401      75000  SH        SOLE           75000
Electro Rent Corporation       com 285218103  208      17000  SH        SOLE           17000
Emerson Electric Co.           com 291011104  437       8600  SH        SOLE           8600
Esterline Technologies Corp.   com 297425100 5197     294100  SH        SOLE           294100
Ethan Allen Interiors Inc.     com 297602104  781      22700  SH        SOLE           22700
Exxon Mobil Corporation        com 302290101 1105      31620  SH        SOLE           31620
Fifth Third Bancorp            com 316773100  714      12200  SH        SOLE           12200
First Health Group Corp.       com 320960107  268      11000  SH        SOLE           11000
Fleetwood Enterprises Inc.     com 339099103 5336     679800  SH        SOLE           679800
Forest Oil Corporation         com 346091606 1264      45700  SH        SOLE           45700
Fortune Brands Inc.            com 349631101 1236      26580  SH        SOLE           26580
General Dynamics Corporation   com 369550108 2373      29900  SH        SOLE           29900
Genuine Parts Company          com 372460105 2002      65000  SH        SOLE           65000
Graco Inc.                     com 384109104  287      10000  SH        SOLE           10000
H & R Block, Inc.              com 093671105 6110     152000  SH        SOLE           152000
Harris Corporation             com 413875105 2593      98600  SH        SOLE           98600
Health Care Property           com 421915109 4506     117650  SH        SOLE           117650
Hector Communications Corp.    com 422730101 2472     195400  SH        SOLE           195400
Hewlett-Packard Company        com 428236103  232      13337  SH        SOLE           200    13137
Hibbett Sporting Goods, Inc.   com 428565105 3667     153300  SH        SOLE           153300
Host Marriott Corp.            com 44107P104  353      39900  SH        SOLE           39900
Huntington Bancshares Inc.     com 446150104  533      28500  SH        SOLE           28500
I. Gordon Corporation          com 382784106  189      16499  SH        SOLE           16499
Input/Output, Inc.             com 457652105  717     168800  SH        SOLE           168800
Investment Technology
  Group Inc.                   com 46145f105  369      16500  SH        SOLE           16500
Jones Apparel Group Inc.       com 480074103 2337      65930  SH        SOLE           65930
K-Swiss Inc. - Class A         com 482686102  547      25200  SH        SOLE           25200
Layne Christensen Company      com 521050104 3054     372500  SH        SOLE           372500
Leggett & Platt, Inc.          com 524660107  981      43700  SH        SOLE           43700
Leucadia National Corporation  com 527288104  627      16800  SH        SOLE           16800
Littelfuse, Inc.               com 537008104  688      40800  SH        SOLE           40800
MBIA Inc.                      com 55262C100  248       5650  SH        SOLE           5650
Manor Care, Inc.               com 564055101 1172      63000  SH        SOLE           63000
Maritrans Inc.                 com 570363101  506      37500  SH        SOLE           37500
Maxwell Shoe Inc. Cl A         com 577766108  290      25000  SH        SOLE           25000
Monaco Coach Corporation       com 60886R103 1860     112400  SH        SOLE           112400
Morgan Stanley
  Dean Witter & Co.            com 617446109  311       7800  SH        SOLE           1200   6600
NDCHealth Corporation          com 639480102  410      20600  SH        SOLE           20600
Nautica Enterprises, Inc.      com 639089101  244      22000  SH        SOLE           22000
Navigant Consulting, Inc.      com 63935n107  883     149600  SH        SOLE           149600
Neogen Corporation             com 640491106 1570     105000  SH        SOLE           105000
Nobel Learning
  Communities, Inc.            com 654889104  197      50000  SH        SOLE           50000
Northrop Grumman Corporation   com 666807102 1309      13500  SH        SOLE           13500
PICO Holdings, Inc.            com 693366205  662      50000  SH        SOLE           50000
Patterson-UTI Energy, Inc.     com 703414102  709      23500  SH        SOLE           23500
Prima Energy Corp.             com 741901201  986      44100  SH        SOLE           44100
ProQuest Company               com 74346P102 8140     415300  SH        SOLE           415300
Pulte Homes Inc.               com 745867101  589      12300  SH        SOLE           500    11800
Quality Systems, Inc.          com 747582104 1023      50900  SH        SOLE           50900
Ross Stores, Inc.              com 778296103 4103      96800  SH        SOLE           96800
Ryans Family Steak Houses Inc. com 783519101  454      40000  SH        SOLE           40000
SPSS Inc.                      com 78462K102  280      20000  SH        SOLE           20000
STERIS Corporation             com 859152100  521      21500  SH        SOLE           21500
Schering-Plough                com 806605101  432      19450  SH        SOLE           19450
Sears Roebuck & Co.            com 812387108 3999      167000 SH        SOLE           167000
Simpson Manufacturing Co., Inc.com 829073105 1316      40000  SH        SOLE           40000
Snap-on Incorporated           com 833034101 1549      55100  SH        SOLE           55100
Sparton Corp.                  com 847235108  907      114800 SH        SOLE           114800
Strayer Education, Inc.        com 863236105  253       4400  SH        SOLE           4400
Stryker Corp.                  com 863667101  429       6400  SH        SOLE           6400
SunTrust Banks, Inc.           com 867914103 1565      27500  SH        SOLE           27500
TJX Companies, Inc.            com 872540109 1011      51800  SH        SOLE           51800
Teleflex Inc.                  com 879369106  532      12400  SH        SOLE           12400
Theragenics Corporation        com 883375107  201      50000  SH        SOLE           50000
Toll Brothers Inc.             com 889478103  420      20800  SH        SOLE           20800
Toys "R" Us, Inc.              com 892335100 1300     130000  SH        SOLE           130000
Tractor Supply Company         com 892356106  575      15300  SH        SOLE           15300
Unico American Corporation     com 904607108 1639     520445  SH        SOLE           520445
Universal Electronics Inc.     com 913483103  195      20000  SH        SOLE           20000
Velcro Industries N.V.         com 922571104  613      67000  SH        SOLE           67000
Washington Mutual Inc.         com 939322103 1433      41500  SH        SOLE           41500
Washington Real Estate
  Investment Trust             com 939653101 3042     119300  SH        SOLE           119300
Waters Corporation             com 941848103 1089      50000  SH        SOLE           50000
Weyco Group, Inc.              com 962149100  600      17500  SH        SOLE           17500

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